DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

August 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.9%
Basic Materials - 5.5%
Chemicals - 2.5%
Ashland LLC
4.75%, 8/15/22	$25,000	$25,750
6.875%, 5/15/43	10,000	12,950
Axalta Coating Systems LLC, 144A,
3.375%, 2/15/29	10,000	9,787
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A,
4.75%, 6/15/27	10,000	10,525
CF Industries, Inc.,
5.375%, 3/15/44	48,000	62,526
Chemours Co., 144A,
5.75%, 11/15/28	25,000	26,541
CVR Partners LP / CVR Nitrogen Finance Corp., 144A,
6.125%, 6/15/28(a)	12,000	12,300
Element Solutions, Inc., 144A,
3.875%, 9/1/28	10,000	10,200
HB Fuller Co.,
4.25%, 10/15/28	21,000	21,420
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 144A,
9.00%, 7/1/28	25,000	27,719
INEOS Quattro Finance 2 PLC, 144A,
3.375%, 1/15/26	15,000	15,187
Ingevity Corp., 144A,
4.50%, 2/1/26	45,000	45,675
Methanex Corp.,
5.25%, 12/15/29	30,000	32,700
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	50,000	52,875
144A, 5.25%, 6/1/27	20,000	21,425
Rain CII Carbon LLC / CII Carbon Corp., 144A,
7.25%, 4/1/25	10,000	10,350
Rayonier AM Products, Inc., 144A,
5.50%, 6/1/24(a)	20,000	20,050
SCIH Salt Holdings, Inc., 144A,
6.625%, 5/1/29(a)	30,000	29,579
TPC Group, Inc., 144A,
10.50%, 8/1/24	10,000	9,325
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A,
5.375%, 9/1/25	15,000	15,375
Tronox, Inc., 144A,
4.625%, 3/15/29	35,000	35,525
Valvoline, Inc., 144A,
4.25%, 2/15/30	52,000	54,210
Venator Finance Sarl / Venator Materials LLC, 144A,
5.75%, 7/15/25(a)	10,000	9,475
WR Grace & Co.-Conn
144A, 5.625%, 10/1/24	20,000	22,050
144A, 4.875%, 6/15/27	15,000	15,637

(Cost $574,274)		609,156

Forest Products & Paper - 0.1%
Clearwater Paper Corp., 144A,
4.75%, 8/15/28	10,000	10,317
Mercer International, Inc.,
5.125%, 2/1/29	25,000	25,281

(Cost $35,430)		35,598

Iron/Steel - 0.8%
Allegheny Technologies, Inc.,
7.875%, 8/15/23(a)	20,000	21,600
Big River Steel LLC / BRS Finance Corp., 144A,
6.625%, 1/31/29	41,000	44,690
Carpenter Technology Corp.,
6.375%, 7/15/28	20,000	21,700
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	25,000	26,313
6.25%, 10/1/40	29,000	31,936
Infrabuild Australia Pty Ltd., 144A,
12.00%, 10/1/24(a)	7,000	7,490
Mineral Resources Ltd., 144A,
8.125%, 5/1/27	21,000	22,995
United States Steel Corp.
6.875%, 3/1/29(a)	10,000	10,925
6.65%, 6/1/37	10,000	11,012

(Cost $184,029)		198,661

Mining - 2.1%
Alcoa Nederland Holding BV
144A, 5.50%, 12/15/27	35,000	37,800
144A, 4.125%, 3/31/29	35,000	36,969
Arconic Corp.
144A, 6.00%, 5/15/25	23,000	24,462
144A, 6.125%, 2/15/28	18,000	19,286
Compass Minerals International, Inc., 144A,
6.75%, 12/1/27	25,000	26,656
Constellium SE, 144A,
3.75%, 4/15/29	30,000	29,737
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	98,000	105,840
144A, 4.375%, 4/1/31	25,000	26,937
Freeport-McMoRan, Inc.
5.40%, 11/14/34	75,000	94,241
5.45%, 3/15/43	20,000	25,675
Hudbay Minerals, Inc., 144A,
6.125%, 4/1/29(a)	6,000	6,450
JW Aluminum Continuous Cast Co., 144A,
10.25%, 6/1/26	15,000	15,938
Kaiser Aluminum Corp., 144A,
4.50%, 6/1/31	15,000	15,563
Novelis Corp., 144A,
4.75%, 1/30/30	40,000	42,725

(Cost $472,752)		508,279

Communications - 16.2%
Advertising - 0.8%
Clear Channel Outdoor Holdings, Inc.
144A, 7.75%, 4/15/28(a)	35,000	36,585
144A, 7.50%, 6/1/29	35,000	36,312
Lamar Media Corp.,
3.75%, 2/15/28	50,000	51,438
National CineMedia LLC, 144A,
5.875%, 4/15/28(a)	10,000	8,863
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A,
5.00%, 8/15/27	40,000	41,290

Terrier Media Buyer, Inc., 144A,
8.875%, 12/15/27	20,000	21,325

(Cost $192,638)		195,813

Internet - 1.2%
ANGI Group LLC, 144A,
3.875%, 8/15/28(a)	10,000	9,837
Arches Buyer, Inc., 144A,
6.125%, 12/1/28	15,000	15,450
Endure Digital, Inc., 144A,
6.00%, 2/15/29(a)	10,000	9,650
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	10,000	10,592
144A, 3.50%, 3/1/29	40,000	39,600
NortonLifeLock, Inc., 144A,
5.00%, 4/15/25	50,000	50,848
Photo Holdings Merger Sub, Inc., 144A,
8.50%, 10/1/26	110,000	119,350
Rakuten Group, Inc., 144A,
5.125%, Perpetual(b)	30,000	30,287

(Cost $286,304)		285,614

Media - 7.8%
AMC Networks, Inc.,
4.75%, 8/1/25(a)	50,000	51,375
Cable One, Inc., 144A,
4.00%, 11/15/30	10,000	10,075
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.125%, 5/1/27	175,000	182,875
144A, 4.75%, 3/1/30	100,000	105,669
4.50%, 5/1/32	50,000	52,265
CSC Holdings LLC
144A, 5.50%, 4/15/27	25,000	26,153
144A, 5.375%, 2/1/28	20,000	21,200
144A, 6.50%, 2/1/29	30,000	33,150
144A, 5.75%, 1/15/30(a)	100,000	105,920
144A, 4.625%, 12/1/30	35,000	34,447
144A, 4.50%, 11/15/31	30,000	30,143
Cumulus Media New Holdings, Inc., 144A,
6.75%, 7/1/26(a)	10,000	10,435
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	25,000	16,500
144A, 6.625%, 8/15/27(a)	25,000	11,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144A,
5.875%, 8/15/27	60,000	62,676
DISH DBS Corp.
5.875%, 11/15/24	60,000	65,043
7.75%, 7/1/26	70,000	80,444
Gray Television, Inc., 144A,
7.00%, 5/15/27	50,000	53,750
Houghton Mifflin Harcourt Publishers, Inc., 144A,
9.00%, 2/15/25	25,000	26,656
iHeartCommunications, Inc., 144A,
4.75%, 1/15/28	50,000	51,813
LCPR Senior Secured Financing DAC, 144A,
5.125%, 7/15/29	40,000	41,600
Liberty Interactive LLC,
8.25%, 2/1/30	15,000	16,969
Mav Acquisition Corp.
144A, 5.75%, 8/1/28	10,000	9,978
144A, 8.00%, 8/1/29	10,000	9,850
News Corp., 144A,
3.875%, 5/15/29	50,000	51,492
Nexstar Media, Inc., 144A,
5.625%, 7/15/27	100,000	106,375
Quebecor Media, Inc.,
5.75%, 1/15/23	100,000	106,250
Radiate Holdco LLC / Radiate Finance, Inc., 144A,
6.50%, 9/15/28	25,000	25,688
Scripps Escrow II, Inc., 144A,
5.375%, 1/15/31	20,000	19,796
Sinclair Television Group, Inc., 144A,
5.50%, 3/1/30(a)	20,000	19,673
Sirius XM Radio, Inc.
144A, 5.00%, 8/1/27	80,000	84,100
144A, 4.00%, 7/15/28	30,000	30,648
144A, 5.50%, 7/1/29	54,000	59,265
144A, 4.125%, 7/1/30(a)	10,000	10,250
144A, 3.875%, 9/1/31	20,000	19,925
TEGNA, Inc.
4.625%, 3/15/28(a)	20,000	20,711
5.00%, 9/15/29	25,000	26,434
Univision Communications, Inc., 144A,
5.125%, 2/15/25	50,000	51,000
UPC Broadband Finco BV, 144A,
4.875%, 7/15/31	10,000	10,236
UPC Holding BV, 144A,
5.50%, 1/15/28	100,000	105,920
Virgin Media Vendor Financing Notes IV DAC, 144A,
5.00%, 7/15/28	25,000	25,906
Ziggo BV, 144A,
4.875%, 1/15/30	40,000	41,250

(Cost $1,890,235)		1,924,905

Telecommunications - 6.4%
Altice France Holding SA, 144A,
6.00%, 2/15/28(a)	35,000	34,865
Altice France SA
144A, 8.125%, 2/1/27	30,000	32,587
144A, 5.50%, 1/15/28	62,000	63,860
Avaya, Inc., 144A,
6.125%, 9/15/28	15,000	15,862
Cincinnati Bell, Inc., 144A,
8.00%, 10/15/25	25,000	26,187
CommScope Technologies LLC, 144A,
5.00%, 3/15/27(a)	50,000	49,375
CommScope, Inc.
144A, 6.00%, 3/1/26	50,000	52,437
144A, 8.25%, 3/1/27	50,000	52,600
144A, 4.75%, 9/1/29	25,000	25,380
Connect Finco SARL / Connect US Finco LLC, 144A,
6.75%, 10/1/26	50,000	52,062
Consolidated Communications, Inc., 144A,
6.50%, 10/1/28	45,000	49,331
Embarq Corp.,
7.995%, 6/1/36	60,000	63,750
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	15,000	15,998
144A, 5.00%, 5/1/28	25,000	26,125

144A, 6.75%, 5/1/29	25,000	26,817
Hughes Satellite Systems Corp.,
5.25%, 8/1/26	20,000	22,675
Intrado Corp., 144A,
8.50%, 10/15/25	10,000	9,638
Level 3 Financing, Inc., 144A,
4.25%, 7/1/28	25,000	25,437
Ligado Networks LLC
144A, 15.5%, 11/1/23 PIK	60,047	57,720
144A, 17.5%, 5/1/24(a) PIK	15,000	11,400
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	100,000	110,375
Series P, 7.60%, 9/15/39	10,000	11,112
Nokia OYJ,
6.625%, 5/15/39	25,000	35,007
Plantronics, Inc., 144A,
4.75%, 3/1/29(a)	26,000	24,895
Sprint Capital Corp.
6.875%, 11/15/28	35,000	45,756
8.75%, 3/15/32	70,000	107,342
Sprint Corp.,
7.125%, 6/15/24	20,000	23,075
Switch Ltd., 144A,
3.75%, 9/15/28	25,000	25,438
Telecom Italia Capital SA,
7.721%, 6/4/38	50,000	64,938
Telesat Canada / Telesat LLC, 144A,
6.50%, 10/15/27(a)	25,000	21,368
T-Mobile USA, Inc.
4.00%, 4/15/22	30,000	30,563
2.625%, 4/15/26	10,000	10,288
5.375%, 4/15/27	75,000	79,500
United States Cellular Corp.,
6.70%, 12/15/33	10,000	12,187
Viasat, Inc., 144A,
5.625%, 9/15/25	50,000	51,037
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	25,000	25,188
144A, 4.75%, 7/15/31	20,000	20,600
Vodafone Group PLC
7.00%, 4/4/79	60,000	74,250
5.125%, 6/4/81	25,000	25,697
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,
7.75%, 8/15/28	30,000	30,985
Zayo Group Holdings, Inc., 144A,
6.125%, 3/1/28	25,000	25,469

(Cost $1,533,525)		1,569,176

Consumer, Cyclical - 19.5%
Airlines - 1.3%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
144A, 5.50%, 4/20/26	60,000	63,288
144A, 5.75%, 4/20/29	50,000	53,905
American Airlines, Inc., 144A,
11.75%, 7/15/25	40,000	49,760
Delta Air Lines, Inc.,
7.375%, 1/15/26	60,000	70,725
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,
5.75%, 1/20/26	20,000	21,112
United Airlines Holdings, Inc.,
4.875%, 1/15/25(a)	50,000	51,344

(Cost $284,692)		310,134

Apparel - 0.7%
Hanesbrands, Inc., 144A,
4.625%, 5/15/24	42,000	44,756
William Carter Co., 144A,
5.50%, 5/15/25	115,000	121,325

(Cost $163,203)		166,081

Auto Manufacturers - 2.5%
Allison Transmission, Inc., 144A,
3.75%, 1/30/31	20,000	20,098
Aston Martin Capital Holdings Ltd., 144A,
10.50%, 11/30/25	40,000	44,700
Ford Motor Co.
8.50%, 4/21/23	40,000	44,350
4.346%, 12/8/26	100,000	107,875
7.45%, 7/16/31	100,000	132,091
Ford Motor Credit Co. LLC,
5.125%, 6/16/25	200,000	220,000
Mclaren Finance PLC, 144A,
7.50%, 8/1/26	25,000	25,009
PM General Purchaser LLC, 144A,
9.50%, 10/1/28	10,000	10,875

(Cost $561,028)		604,998

Auto Parts & Equipment - 1.7%
Adient US LLC, 144A,
9.00%, 4/15/25	20,000	21,875
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	30,000	31,650
Clarios Global LP / Clarios US Finance Co., 144A,
8.50%, 5/15/27	70,000	74,988
Cooper-Standard Automotive, Inc., 144A,
5.625%, 11/15/26	35,000	29,706
Dana, Inc.,
5.375%, 11/15/27	25,000	26,531
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(a)	45,000	46,406
5.25%, 4/30/31	25,000	26,750
5.625%, 4/30/33	25,000	27,188
Real Hero Merger Sub 2, Inc., 144A,
6.25%, 2/1/29	50,000	51,869
Tenneco, Inc.
5.00%, 7/15/26(a)	13,000	12,968
144A, 5.125%, 4/15/29	28,000	29,047
ZF North America Capital, Inc., 144A,
4.75%, 4/29/25	30,000	32,866

(Cost $389,141)		411,844

Distribution/Wholesale - 1.0%
American Builders & Contractors Supply Co., Inc., 144A,
4.00%, 1/15/28	50,000	51,770
Avient Corp., 144A,
5.75%, 5/15/25	50,000	53,025
BCPE Empire Holdings, Inc., 144A,
7.625%, 5/1/27	14,000	14,000
G-III Apparel Group Ltd., 144A,
7.875%, 8/15/25	10,000	10,810

H&E Equipment Services, Inc., 144A,
3.875%, 12/15/28	46,000	46,653
Univar Solutions USA Inc., 144A,
5.125%, 12/1/27	20,000	20,950
Wolverine Escrow LLC, 144A,
9.00%, 11/15/26	48,000	46,560

(Cost $229,238)		243,768

Entertainment - 2.8%
Bally’s Corp., 144A,
6.75%, 6/1/27	10,000	10,825
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	50,000	52,910
144A, 8.125%, 7/1/27(a)	50,000	55,327
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,
5.25%, 10/15/25	50,000	50,625
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.375%, 4/15/27	50,000	51,750
Churchill Downs, Inc., 144A,
4.75%, 1/15/28	10,000	10,470
International Game Technology PLC, 144A,
6.50%, 2/15/25	65,000	72,475
Live Nation Entertainment, Inc., 144A,
6.50%, 5/15/27	25,000	27,594
Mohegan Gaming & Entertainment
144A, 7.875%, 10/15/24	10,000	10,512
144A, 8.00%, 2/1/26	15,000	15,756
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144A,
8.50%, 11/15/27	10,000	10,687
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	10,000	10,225
144A, 5.875%, 9/1/31	10,000	10,238
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A,
4.625%, 4/16/29	100,000	103,581
Scientific Games International, Inc., 144A,
8.25%, 3/15/26	75,000	79,866
Six Flags Entertainment Corp., 144A,
4.875%, 7/31/24	50,000	50,697
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A,
4.875%, 11/1/27	15,000	15,413
WMG Acquisition Corp., 144A,
3.00%, 2/15/31	25,000	24,656
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A,
5.125%, 10/1/29	27,000	28,215

(Cost $659,496)		691,822

Food Service - 0.3%
Aramark Services, Inc., 144A,
5.00%, 4/1/25	54,000	55,418
TKC Holdings, Inc., 144A,
10.50%, 5/15/29	25,000	27,500

(Cost $81,947)		82,918

Home Builders - 1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A,
4.875%, 2/15/30	25,000	25,188
K Hovnanian Enterprises, Inc., 144A,
10.50%, 2/15/26	25,000	27,063
KB Home
7.625%, 5/15/23	20,000	21,475
4.00%, 6/15/31	25,000	26,125
M/I Homes, Inc.,
4.95%, 2/1/28	25,000	26,222
Mattamy Group Corp., 144A,
5.25%, 12/15/27	10,000	10,475
Meritage Homes Corp.,
6.00%, 6/1/25	20,000	23,084
Picasso Finance Sub, Inc., 144A,
6.125%, 6/15/25	17,000	18,041
Shea Homes LP / Shea Homes Funding Corp., 144A,
4.75%, 2/15/28	10,000	10,350
Taylor Morrison Communities, Inc., 144A,
5.75%, 1/15/28	51,000	57,630
Toll Brothers Finance Corp.,
4.875%, 3/15/27	30,000	34,275
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.875%, 6/15/24	20,000	22,224

(Cost $289,010)		302,152

Housewares - 0.4%
Newell Brands, Inc.,
4.70%, 4/1/26	80,000	89,700
Scotts Miracle-Gro Co., 144A,
4.00%, 4/1/31	20,000	20,000

(Cost $105,559)		109,700

Leisure Time - 1.5%
Carnival Corp.
144A, 11.50%, 4/1/23	7,000	7,868
144A, 5.75%, 3/1/27	66,000	67,664
144A, 9.875%, 8/1/27	15,000	17,381
Life Time, Inc., 144A,
5.75%, 1/15/26	40,000	41,150
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	35,000	33,163
144A, 5.875%, 3/15/26	40,000	40,400
Royal Caribbean Cruises Ltd.
144A, 9.125%, 6/15/23	80,000	87,400
144A, 5.50%, 4/1/28	45,000	45,338
Viking Cruises Ltd., 144A,
5.875%, 9/15/27	25,000	24,250

(Cost $347,732)		364,614

Lodging - 1.8%
Boyd Gaming Corp., 144A,
4.75%, 6/15/31	10,000	10,344
Genting New York LLC / GENNY Capital, Inc., 144A,
3.30%, 2/15/26	11,000	11,041
Hilton Domestic Operating Co., Inc.
144A, 5.75%, 5/1/28	147,000	158,760
144A, 4.00%, 5/1/31	50,000	51,687
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A,
5.00%, 6/1/29	20,000	20,200

Marriott Ownership Resorts, Inc. / ILG LLC,
6.50%, 9/15/26	34,000	35,159
Station Casinos LLC, 144A,
4.50%, 2/15/28	15,000	15,206
Travel + Leisure Co.,
6.00%, 4/1/27	50,000	55,313
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A,
5.50%, 3/1/25	75,000	80,044

(Cost $410,559)		437,754

Retail - 4.2%
1011778 BC ULC / New Red Finance, Inc., 144A,
4.00%, 10/15/30	50,000	49,693
99 Escrow Issuer, Inc., 144A,
7.50%, 1/15/26	10,000	9,450
Bath & Body Works, Inc.,
6.875%, 11/1/35	50,000	64,344
Bed Bath & Beyond, Inc.,
5.165%, 8/1/44	7,000	6,650
Carvana Co., 144A,
5.875%, 10/1/28	25,000	26,156
Ferrellgas LP / Ferrellgas Finance Corp., 144A,
5.875%, 4/1/29	25,000	24,500
Gap, Inc., 144A,
8.875%, 5/15/27	50,000	57,812
Golden Nugget, Inc., 144A,
6.75%, 10/15/24	50,000	50,302
IRB Holding Corp., 144A,
7.00%, 6/15/25	50,000	53,527
LBM Acquisition LLC, 144A,
6.25%, 1/15/29	50,000	50,187
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	15,000	15,956
144A, 4.375%, 1/15/31	50,000	54,187
Macy’s Retail Holdings LLC
3.625%, 6/1/24(a)	14,000	14,607
5.125%, 1/15/42	15,000	14,419
Michaels Cos., Inc., 144A,
7.875%, 5/1/29	45,000	46,237
Murphy Oil USA, Inc., 144A,
3.75%, 2/15/31	25,000	25,187
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,
7.125%, 4/1/26	60,000	63,525
Party City Holdings, Inc., 144A,
8.75%, 2/15/26	25,000	26,125
Penske Automotive Group, Inc.,
3.50%, 9/1/25	10,000	10,334
PetSmart, Inc. / PetSmart Finance Corp., 144A,
4.75%, 2/15/28	25,000	26,063
QVC, Inc.
4.45%, 2/15/25	50,000	53,625
5.95%, 3/15/43	5,000	5,338
Rite Aid Corp., 144A,
8.00%, 11/15/26	25,000	25,779
Sizzling Platter LLC / Sizzling Platter Finance Corp., 144A,
8.50%, 11/28/25	10,000	10,313
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A,
6.375%, 9/30/26	72,000	75,870
Staples, Inc., 144A,
7.50%, 4/15/26	70,000	70,875
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A,
5.00%, 6/1/31	50,000	51,500
Yum! Brands, Inc., 144A,
4.75%, 1/15/30	50,000	55,313

(Cost $964,232)		1,037,874

Toys/Games/Hobbies - 0.1%
Mattel, Inc.
144A, 3.375%, 4/1/26	25,000	26,032
144A, 5.875%, 12/15/27	5,000	5,481

(Cost $31,299)		31,513

Consumer, Non-cyclical - 15.6%
Agriculture - 0.0%
Darling Ingredients, Inc., 144A,
5.25%, 4/15/27
(Cost $9,166)	9,000	9,434

Beverages - 0.1%
Triton Water Holdings, Inc., 144A,
6.25%, 4/1/29
(Cost $30,371)	30,000	29,700

Biotechnology - 0.1%
Emergent BioSolutions, Inc., 144A,
3.875%, 8/15/28(a)
(Cost $23,593)	25,000	24,438

Commercial Services - 4.8%
Adtalem Global Education, Inc., 144A,
5.50%, 3/1/28	10,000	10,237
Ahern Rentals, Inc., 144A,
7.375%, 5/15/23(a)	10,000	9,800
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	50,000	53,687
144A, 9.75%, 7/15/27	38,000	41,610
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A,
4.625%, 6/1/28	100,000	100,750
AMN Healthcare, Inc., 144A,
4.625%, 10/1/27	20,000	20,900
APX Group, Inc.,
7.625%, 9/1/23	28,000	28,630
ASGN, Inc., 144A,
4.625%, 5/15/28	50,000	52,326
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A,
5.375%, 3/1/29(a)	49,000	51,327
Brink’s Co., 144A,
4.625%, 10/15/27	10,000	10,541
Garda World Security Corp., 144A,
4.625%, 2/15/27	10,000	10,075
Gartner, Inc., 144A,
4.50%, 7/1/28	35,000	37,100
Herc Holdings, Inc., 144A,
5.50%, 7/15/27	30,000	31,776
IHS Markit Ltd.,
4.75%, 8/1/28	50,000	59,366
MPH Acquisition Holdings LLC, 144A,
5.75%, 11/1/28(a)	25,000	23,906
NESCO Holdings II, Inc., 144A,
5.50%, 4/15/29	35,000	36,306
Nielsen Finance LLC / Nielsen Finance Co., 144A,
5.625%, 10/1/28	50,000	52,625
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A,
5.25%, 4/15/24	100,000	106,750

144A, 5.75%, 4/15/26	30,000	32,530
144A, 3.375%, 8/31/27	20,000	19,281
144A, 6.25%, 1/15/28	25,000	25,969
RR Donnelley & Sons Co., 144A,
8.50%, 4/15/29	25,000	31,969
Sabre GLBL, Inc., 144A,
7.375%, 9/1/25	50,000	53,125
Service Corp. International,
5.125%, 6/1/29	50,000	54,313
Square, Inc., 144A,
3.50%, 6/1/31	30,000	31,144
United Rentals North America, Inc.
5.875%, 9/15/26	15,000	15,488
4.875%, 1/15/28	100,000	106,250
5.25%, 1/15/30	15,000	16,481
Verscend Escrow Corp., 144A,
9.75%, 8/15/26	25,000	26,531
WASH Multifamily Acquisition, Inc., 144A,
5.75%, 4/15/26	27,000	28,317

(Cost $1,147,530)		1,179,110

Cosmetics/Personal Care - 0.4%
Coty, Inc., 144A,
6.50%, 4/15/26	25,000	25,906
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	60,000	63,825
144A, 4.125%, 4/1/29	10,000	10,125

(Cost $96,412)		99,856

Food - 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 5.875%, 2/15/28	73,000	78,657
144A, 3.50%, 3/15/29	20,000	20,225
B&G Foods, Inc.,
5.25%, 4/1/25(a)	34,000	34,892
Chobani LLC / Chobani Finance Corp., Inc., 144A,
7.50%, 4/15/25(a)	34,000	35,405
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	15,881
4.25%, 3/1/31	15,000	17,472
5.00%, 7/15/35	10,000	12,475
5.20%, 7/15/45	45,000	57,626
4.375%, 6/1/46	55,000	63,720
5.50%, 6/1/50	25,000	33,562
Lamb Weston Holdings, Inc., 144A,
4.875%, 11/1/26	50,000	51,494
Performance Food Group, Inc., 144A,
5.50%, 10/15/27	30,000	31,238
Post Holdings, Inc.
144A, 4.625%, 4/15/30	50,000	51,116
144A, 4.50%, 9/15/31	20,000	20,275
Safeway, Inc.,
7.25%, 2/1/31	10,000	11,981
TreeHouse Foods, Inc.,
4.00%, 9/1/28	10,000	9,663
United Natural Foods, Inc., 144A,
6.75%, 10/15/28	10,000	10,850
US Foods, Inc., 144A,
4.75%, 2/15/29	39,000	40,073

(Cost $580,857)		596,605

Healthcare-Products - 0.7%
Avantor Funding, Inc., 144A,
4.625%, 7/15/28	81,000	85,852
Hill-Rom Holdings, Inc., 144A,
4.375%, 9/15/27	25,000	26,188
Hologic, Inc., 144A,
3.25%, 2/15/29	30,000	30,816
Teleflex, Inc.,
4.625%, 11/15/27	25,000	26,281

(Cost $166,403)		169,137

Healthcare-Services - 4.8%
Akumin, Inc., 144A,
7.00%, 11/1/25	16,000	15,160
Catalent Pharma Solutions, Inc., 144A,
5.00%, 7/15/27	35,000	36,706
Centene Corp.
4.625%, 12/15/29	100,000	109,814
3.00%, 10/15/30	71,000	73,305
2.50%, 3/1/31	35,000	34,866
Charles River Laboratories International, Inc., 144A,
4.00%, 3/15/31	25,000	26,656
CHS/Community Health Systems, Inc.
144A, 6.875%, 4/1/28(a)	15,000	14,925
144A, 6.875%, 4/15/29	40,000	41,718
144A, 4.75%, 2/15/31(a)	25,000	25,406
DaVita, Inc.
144A, 4.625%, 6/1/30	50,000	52,445
144A, 3.75%, 2/15/31	25,000	24,706
Encompass Health Corp.,
4.75%, 2/1/30	35,000	37,362
Envision Healthcare Corp., 144A,
8.75%, 10/15/26	20,000	17,100
Global Medical Response, Inc., 144A,
6.50%, 10/1/25	10,000	10,338
HCA, Inc.
7.69%, 6/15/25	100,000	121,375
7.50%, 11/6/33	50,000	71,000
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	20,000	21,025
144A, 3.875%, 11/15/30	10,000	10,650
Prime Healthcare Services, Inc.,144A,
7.25%, 11/1/25	25,000	26,875
Radiology Partners, Inc.,144A,
9.25%, 2/1/28	10,000	10,738
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,
9.75%, 12/1/26	50,000	53,375
Select Medical Corp., 144A,
6.25%, 8/15/26	30,000	31,763
Surgery Center Holdings, Inc., 144A,
6.75%, 7/1/25(a)	20,000	20,550
Tenet Healthcare Corp.
144A, 4.875%, 1/1/26	100,000	104,105
144A, 6.25%, 2/1/27	110,000	115,225
144A, 6.125%, 10/1/28	30,000	31,725
US Renal Care, Inc., 144A,
10.625%, 7/15/27	25,000	26,339

(Cost $1,136,338)		1,165,252

Household Products/Wares - 0.2%
ACCO Brands Corp., 144A,
4.25%, 3/15/29	10,000	10,050
Central Garden & Pet Co.,
4.125%, 10/15/30	10,000	10,263
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A,
7.00%, 12/31/27	15,000	14,662

(Cost $35,845)		34,975

Pharmaceuticals - 2.1%
Bausch Health Americas, Inc., 144A,
9.25%, 4/1/26	30,000	32,325
Bausch Health Cos., Inc.
144A, 6.125%, 4/15/25	31,000	31,853
144A, 7.00%, 1/15/28	72,000	74,714
144A, 5.00%, 1/30/28	20,000	19,100
144A, 5.25%, 2/15/31	25,000	23,344
Elanco Animal Health, Inc.
5.272%, 8/28/23	18,000	19,350
5.90%, 8/28/28	20,000	23,487
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A,
9.50%, 7/31/27(a)	20,000	19,675
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A,
6.125%, 4/1/29	24,000	23,820
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A,
7.875%, 9/1/25	60,000	65,337
Lannett Co., Inc., 144A,
7.75%, 4/15/26	20,000	19,725
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	15,000	15,475
144A, 5.125%, 4/30/31(a)	30,000	31,544
P&L Development LLC / PLD Finance Corp., 144A,
7.75%, 11/15/25	30,000	31,537
Par Pharmaceutical, Inc., 144A,
7.50%, 4/1/27	15,000	15,187
Prestige Brands, Inc.
144A, 5.125%, 1/15/28	30,000	31,650
144A, 3.75%, 4/1/31	30,000	29,663

(Cost $510,135)		507,786

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena International SA, 144A,
6.125%, 2/1/25
(Cost $14,994)	15,000	15,619

Energy - 13.8%
Energy-Alternate Sources - 0.3%
Atlantica Sustainable Infrastructure PLC, 144A,
4.125%, 6/15/28	10,000	10,507
TerraForm Power Operating LLC, 144A,
5.00%, 1/31/28	43,000	46,548

(Cost $56,749)		57,055

Oil & Gas - 6.7%
Antero Resources Corp., 144A,
7.625%, 2/1/29	50,000	55,187
Apache Corp.,
5.10%, 9/1/40	75,000	83,906
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A,
7.00%, 11/1/26	25,000	25,500
Callon Petroleum Co.
6.125%, 10/1/24	25,000	24,375
144A, 8.00%, 8/1/28	10,000	9,700
CNX Resources Corp., 144A,
7.25%, 3/14/27	20,000	21,300
Colgate Energy Partners III LLC, 144A,
5.875%, 7/1/29	10,000	10,050
Comstock Resources, Inc., 144A,
6.75%, 3/1/29(a)	45,000	47,194
Continental Resources, Inc.
4.50%, 4/15/23	21,000	21,997
144A, 5.75%, 1/15/31(a)	60,000	73,425
CrownRock LP / CrownRock Finance, Inc., 144A,
5.625%, 10/15/25	35,000	36,050
CVR Energy, Inc., 144A,
5.25%, 2/15/25(a)	60,000	60,000
Encino Acquisition Partners Holdings LLC, 144A,
8.50%, 5/1/28(a)	20,000	20,125
Endeavor Energy Resources LP / EER Finance, Inc., 144A,
5.75%, 1/30/28	50,000	52,875
Ensign Drilling, Inc., 144A,
9.25%, 4/15/24(a)	10,000	9,100
EQT Corp.,
6.625%, 2/1/25	150,000	172,683
Gulfport Energy Operating Corp.,
8.00%, 5/17/26	20,000	21,325
Hilcorp Energy I LP / Hilcorp Finance Co., 144A,
5.75%, 2/1/29	50,000	51,000
Laredo Petroleum, Inc.,
9.50%, 1/15/25	40,000	41,400
Matador Resources Co.,
5.875%, 9/15/26(a)	30,000	30,300
Moss Creek Resources Holdings, Inc., 144A,
7.50%, 1/15/26	30,000	26,400
Murphy Oil Corp.
5.75%, 8/15/25	50,000	51,500
6.375%, 12/1/42	15,000	15,075
Nabors Industries Ltd., 144A,
7.25%, 1/15/26	35,000	32,550
Ovintiv Exploration, Inc.,
5.625%, 7/1/24	25,000	27,886
Ovintiv, Inc.,
6.50%, 8/15/34	50,000	66,500
Parkland Corp., 144A,
5.875%, 7/15/27	10,000	10,700
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	10,000	9,901
PBF Holding Co. LLC / PBF Finance Corp.,
6.00%, 2/15/28	50,000	33,875
Precision Drilling Corp., 144A,
7.125%, 1/15/26(a)	20,000	20,500
Range Resources Corp.
4.875%, 5/15/25(a)	50,000	52,125
9.25%, 2/1/26	50,000	54,710
SM Energy Co., 144A,
10.00%, 1/15/25	100,000	111,750
Southwestern Energy Co.
6.45%, 1/23/25	60,000	65,550
5.375%, 3/15/30	30,000	31,217
Sunoco LP / Sunoco Finance Corp.,
6.00%, 4/15/27	30,000	31,425

Transocean Guardian Ltd., 144A,
5.875%, 1/15/24	67,000	63,985
Transocean, Inc.
144A, 7.50%, 1/15/26	25,000	19,375
144A, 11.50%, 1/30/27	15,000	15,149
144A, 8.00%, 2/1/27	10,000	7,400
6.80%, 3/15/38	15,000	8,325
Viper Energy Partners LP, 144A,
5.375%, 11/1/27	25,000	26,000

(Cost $1,502,227)		1,649,390

Oil & Gas Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp., 144A,
6.25%, 4/1/28	30,000	30,637
CGG SA, 144A,
8.75%, 4/1/27(a)	13,000	12,740
Oceaneering International, Inc.,
4.65%, 11/15/24	74,000	75,295
Transocean Proteus Ltd., 144A,
6.25%, 12/1/24	13,750	13,819
USA Compression Partners LP / USA Compression Finance Corp.,
6.875%, 4/1/26	50,000	52,125
Weatherford International Ltd., 144A,
11.00%, 12/1/24	60,000	63,000
Welltec A/S, 144A,
9.50%, 12/1/22	30,000	30,113

(Cost $251,502)		277,729

Pipelines - 5.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A,
5.75%, 1/15/28	50,000	51,875
Buckeye Partners LP, 144A,
4.50%, 3/1/28	50,000	51,989
Cheniere Energy Partners LP,
4.50%, 10/1/29	50,000	54,025
Cheniere Energy, Inc.,
4.625%, 10/15/28	50,000	52,875
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A,
5.50%, 6/15/31	30,000	31,050
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	100,000	102,625
DCP Midstream Operating LP
5.375%, 7/15/25	50,000	55,156
5.125%, 5/15/29	15,000	16,800
144A, 6.75%, 9/15/37	25,000	31,125
DT Midstream, Inc., 144A,
4.375%, 6/15/31	50,000	51,750
EnLink Midstream LLC,
5.375%, 6/1/29	25,000	25,792
EnLink Midstream Partners LP
4.15%, 6/1/25	30,000	31,049
5.60%, 4/1/44	25,000	23,937
EQM Midstream Partners LP
4.75%, 7/15/23	34,000	35,700
5.50%, 7/15/28	25,000	27,320
144A, 4.75%, 1/15/31	25,000	25,437
6.50%, 7/15/48	10,000	11,137
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	30,000	29,866
7.75%, 2/1/28	25,000	24,562
Global Partners LP / GLP Finance Corp.,
7.00%, 8/1/27	15,000	15,563
Hess Midstream Operations LP, 144A,
5.625%, 2/15/26	50,000	52,188
Holly Energy Partners LP / Holly Energy Finance Corp., 144A,
5.00%, 2/1/28	25,000	25,570
ITT Holdings LLC, 144A,
6.50%, 8/1/29	20,000	20,425
New Fortress Energy, Inc. 144A,
6.75%, 9/15/25	25,000	25,469
144A, 6.50%, 9/30/26	25,000	25,193
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,
7.50%, 2/1/26	40,000	40,600
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23	20,000	18,900
NuStar Logistics LP,
5.625%, 4/28/27	50,000	53,312
Rockies Express Pipeline LLC, 144A,
4.95%, 7/15/29	35,000	36,575
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A,
6.00%, 12/31/30	20,000	20,350
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 7/15/27	100,000	108,772
144A, 4.00%, 1/15/32	25,000	26,250
Venture Global Calcasieu Pass LLC 144A,
3.875%, 8/15/29	30,000	30,974
144A, 4.125%, 8/15/31	30,000	31,575
Western Midstream Operating LP
5.30%, 2/1/30(a)	50,000	55,875
5.45%, 4/1/44	25,000	28,496
5.30%, 3/1/48	25,000	28,125
6.50%, 2/1/50	15,000	17,723

(Cost $1,292,632)		1,396,005

Financial - 11.6%
Banks - 1.8%
CIT Group, Inc.
5.00%, 8/1/23	50,000	54,125
6.125%, 3/9/28	25,000	30,741
Deutsche Bank AG,
4.50%, 4/1/25(c)	125,000	135,469
Freedom Mortgage Corp. 144A,
8.25%, 4/15/25(a)	44,000	45,045
144A, 7.625%, 5/1/26	15,000	14,991
Intesa Sanpaolo SpA 144A,
5.71%, 1/15/26	40,000	45,012
144A, 4.198%, 6/1/32	25,000	25,763
Popular, Inc.,
6.125%, 9/14/23	50,000	54,000

UniCredit SpA, 144A,
5.459%, 6/30/35	37,000	41,050

(Cost $428,756)		446,196

Diversified Financial Services - 3.0%
AerCap Holdings NV,
5.875%, 10/10/79	10,000	10,495
Ally Financial, Inc.,
5.75%, 11/20/25	50,000	57,200
Enact Holdings, Inc., 144A,
6.50%, 8/15/25	20,000	21,800
Global Aircraft Leasing Co. Ltd., 144A,
6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	71,965	71,695
LD Holdings Group LLC
144A, 6.50%, 11/1/25	5,000	5,119
144A, 6.125%, 4/1/28	5,000	4,925
LPL Holdings, Inc., 144A,
4.00%, 3/15/29	25,000	25,500
Midcap Financial Issuer Trust, 144A,
6.50%, 5/1/28	20,000	20,979
Nationstar Mortgage Holdings, Inc., 144A,
5.50%, 8/15/28	56,000	58,310
Navient Corp.
5.50%, 1/25/23	50,000	52,813
MTN, 5.625%, 8/1/33	25,000	24,563
NFP Corp., 144A,
6.875%, 8/15/28	30,000	30,787
OneMain Finance Corp.
6.875%, 3/15/25	120,000	136,200
7.125%, 3/15/26	45,000	52,650
PennyMac Financial Services, Inc., 144A,
4.25%, 2/15/29	30,000	29,062
PHH Mortgage Corp., 144A,
7.875%, 3/15/26(a)	20,000	19,954
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144A,
3.875%, 3/1/31	40,000	41,000
Rocket Mortgage LLC, 144A,
5.25%, 1/15/28	25,000	26,406
StoneX Group, Inc., 144A,
8.625%, 6/15/25	10,000	10,829
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	10,000	10,263
144A, 5.50%, 4/15/29	15,000	14,813
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A,
10.50%, 6/1/24	15,000	16,350

(Cost $695,804)		741,713

Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	35,000	35,744
144A, 4.25%, 2/15/29	36,000	35,617
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A,
6.75%, 10/15/27	41,000	42,742
AmWINS Group, Inc., 144A,
4.875%, 6/30/29	15,000	15,300
AssuredPartners, Inc., 144A,
5.625%, 1/15/29	20,000	20,180
Genworth Holdings, Inc.,
4.80%, 2/15/24(a)	50,000	49,250
Global Atlantic Fin Co., 144A,
4.70%, 10/15/51	15,000	15,415
HUB International Ltd., 144A,
7.00%, 5/1/26	80,000	82,968
Liberty Mutual Group, Inc., 144A,
7.80%, 3/15/37(a)	10,000	13,501
MBIA, Inc.,
5.70%, 12/1/34	10,000	9,975
Radian Group, Inc.,
6.625%, 3/15/25	25,000	28,281

(Cost $339,377)		348,973

Real Estate - 0.9%
Cushman & Wakefield US Borrower LLC, 144A,
6.75%, 5/15/28	20,000	21,725
Howard Hughes Corp.
144A, 5.375%, 8/1/28	35,000	37,231
144A, 4.375%, 2/1/31	10,000	10,112
Hunt Cos., Inc., 144A,
5.25%, 4/15/29	25,000	24,500
Kennedy-Wilson, Inc.
4.75%, 3/1/29	15,000	15,469
5.00%, 3/1/31	10,000	10,405
Newmark Group, Inc.,
6.125%, 11/15/23	10,000	10,888
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 9.375%, 4/1/27	75,000	83,063
144A, 5.75%, 1/15/29	15,000	15,698

(Cost $225,494)		229,091

Real Estate Investment Trusts - 3.8%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A,
5.75%, 5/15/26	45,000	46,631
Diversified Healthcare Trust,
4.375%, 3/1/31	15,000	14,700
EPR Properties,
4.50%, 6/1/27	50,000	52,957
HAT Holdings I LLC / HAT Holdings II LLC, 144A,
3.75%, 9/15/30	25,000	25,560
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	75,000	78,469
144A, 4.50%, 2/15/31	50,000	51,422
iStar, Inc.,
4.75%, 10/1/24	25,000	26,595
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A,
4.25%, 2/1/27	45,000	45,788
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
144A, 4.625%, 6/15/25	72,000	77,656
5.75%, 2/1/27	100,000	115,017
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	50,000	53,125
3.50%, 3/15/31	25,000	25,765
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A,
4.875%, 5/15/29	10,000	10,275

RHP Hotel Properties LP / RHP Finance Corp., 144A,
4.50%, 2/15/29	20,000	20,350
SBA Communications Corp., 144A,
3.125%, 2/1/29	40,000	39,313
Service Properties Trust
7.50%, 9/15/25	40,000	45,250
4.95%, 2/15/27	25,000	25,187
4.95%, 10/1/29	25,000	24,719
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A,
7.875%, 2/15/25	50,000	53,524
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A,
6.50%, 2/15/29	36,000	37,550
VICI Properties LP / VICI Note Co., Inc.
144A, 3.50%, 2/15/25	15,000	15,431
144A, 4.25%, 12/1/26	50,000	52,646

(Cost $882,325)		937,930

Venture Capital - 0.7%
Compass Group Diversified Holdings LLC, 144A,
5.25%, 4/15/29	58,000	60,714
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	50,000	52,936
5.25%, 5/15/27	45,000	46,910

(Cost $159,763)		160,560

Industrial - 11.0%
Aerospace/Defense - 2.5%
Bombardier, Inc.
144A, 7.50%, 12/1/24	71,000	74,358
144A, 7.875%, 4/15/27(a)	65,000	68,312
Howmet Aerospace, Inc.
5.125%, 10/1/24	86,000	94,624
6.875%, 5/1/25	70,000	82,907
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	50,000	53,187
4.60%, 6/15/28(a)	25,000	24,494
TransDigm, Inc.
144A, 6.25%, 3/15/26	77,000	81,187
7.50%, 3/15/27	50,000	52,875
144A, 4.875%, 5/1/29	35,000	34,825
Triumph Group, Inc., 144A,
6.25%, 9/15/24	50,000	50,865

(Cost $580,336)		617,634

Building Materials - 0.9%
Builders FirstSource, Inc., 144A,
5.00%, 3/1/30	25,000	26,875
Standard Industries, Inc.
144A, 4.75%, 1/15/28	70,000	73,062
144A, 4.375%, 7/15/30	17,000	17,510
144A, 3.375%, 1/15/31	17,000	16,384
Summit Materials LLC / Summit Materials Finance Corp., 144A,
5.25%, 1/15/29	77,000	81,813

(Cost $211,348)		215,644

Electrical Components & Equipment - 0.6%
EnerSys, 144A,
5.00%, 4/30/23	50,000	52,062
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	50,000	53,785
144A, 7.25%, 6/15/28	40,000	44,538

(Cost $146,266)		150,385

Electronics - 0.9%
Imola Merger Corp., 144A,
4.75%, 5/15/29	89,000	92,337
Sensata Technologies BV, 144A,
5.625%, 11/1/24	100,000	111,625
Sensata Technologies, Inc., 144A,
3.75%, 2/15/31	20,000	20,038

(Cost $218,022)		224,000

Engineering & Construction - 1.0%
AECOM,
5.125%, 3/15/27	35,000	39,149
Artera Services LLC, 144A,
9.033%, 12/4/25	15,000	16,481
Brand Industrial Services, Inc., 144A,
8.50%, 7/15/25	55,000	55,550
Cellnex Finance Co. SA, 144A,
3.875%, 7/7/41(a)	20,000	20,205
MasTec, Inc., 144A,
4.50%, 8/15/28	10,000	10,488
Tutor Perini Corp., 144A,
6.875%, 5/1/25(a)	110,000	113,713

(Cost $245,664)		255,586

Environmental Control - 0.9%
Clean Harbors, Inc., 144A,
5.125%, 7/15/29	5,000	5,481
Covanta Holding Corp.,
6.00%, 1/1/27	50,000	52,000
GFL Environmental, Inc.
144A, 3.75%, 8/1/25	50,000	51,625
144A, 4.00%, 8/1/28	20,000	19,900
144A, 3.50%, 9/1/28	10,000	9,979
144A, 4.75%, 6/15/29	25,000	25,687
Madison IAQ LLC, 144A,
5.875%, 6/30/29	50,000	51,313

(Cost $211,586)		215,985

Machinery-Diversified - 0.2%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A,
7.75%, 4/15/26
(Cost $47,563)	50,000	51,635

Miscellaneous Manufacturing - 0.2%
FXI Holdings, Inc., 144A,
12.25%, 11/15/26	25,000	28,507
Hillenbrand, Inc.,
5.75%, 6/15/25	15,000	15,900

(Cost $37,886)		44,407

Packaging & Containers - 3.3%
ARD Finance SA, 144A,
6.50%, 6/30/27, 6.50% Cash or 7.25% PIK, PIK	80,000	84,654
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A,
4.00%, 9/1/29	10,000	10,217
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A,
4.125%, 8/15/26	25,000	26,070

Ball Corp.
5.25%, 7/1/25	20,000	22,725
4.875%, 3/15/26	76,000	85,405
Berry Global, Inc., 144A,
5.625%, 7/15/27	39,000	41,096
Cascades, Inc./Cascades USA, Inc., 144A,
5.125%, 1/15/26	42,000	44,354
Crown Americas LLC / Crown Americas Capital Corp. IV,
4.50%, 1/15/23	77,000	80,657
Graham Packaging Co., Inc., 144A,
7.125%, 8/15/28	25,000	26,713
Graphic Packaging International LLC,
4.125%, 8/15/24	46,000	49,335
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A,
6.00%, 9/15/28	10,000	10,500
LABL, Inc., 144A,
10.50%, 7/15/27	50,000	54,678
Mauser Packaging Solutions Holding Co., 144A,
7.25%, 4/15/25	35,000	34,774
Owens-Brockway Glass Container, Inc., 144A,
5.875%, 8/15/23	36,000	38,340
Sealed Air Corp., 144A,
5.50%, 9/15/25	137,000	153,269
Trivium Packaging Finance BV, 144A,
5.50%, 8/15/26	50,000	52,747

(Cost $791,143)		815,534

Transportation - 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 144A,
8.50%, 7/15/23	10,000	9,275
Kenan Advantage Group, Inc., 144A,
7.875%, 7/31/23	10,000	10,014
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A,
10.75%, 7/1/25	10,000	10,925
Watco Cos. LLC / Watco Finance Corp., 144A,
6.50%, 6/15/27	35,000	37,537
XPO Logistics, Inc., 144A,
6.25%, 5/1/25	25,000	26,469

(Cost $93,148)		94,220

Trucking & Leasing - 0.1%
Fortress Transportation and Infrastructure Investors LLC, 144A, 5.50%, 5/1/28
(Cost $18,577)	18,000	18,270

Technology - 4.3%
Computers - 1.3%
Banff Merger Sub, Inc., 144A,
9.75%, 9/1/26	50,000	52,562
Booz Allen Hamilton, Inc., 144A,
3.875%, 9/1/28	40,000	41,300
Dell, Inc.,
6.50%, 4/15/38	15,000	19,781
Diebold Nixdorf, Inc., 144A,
9.375%, 7/15/25	10,000	11,013
Exela Intermediate LLC / Exela Finance, Inc., 144A,
10.00%, 7/15/23	10,000	7,625
NCR Corp., 144A,
6.125%, 9/1/29	25,000	27,234
Presidio Holdings, Inc., 144A,
8.25%, 2/1/28	25,000	27,214
Seagate HDD Cayman
4.875%, 6/1/27	10,000	11,300
144A, 4.091%, 6/1/29	60,000	63,600
144A, 3.375%, 7/15/31	5,000	4,938
Western Digital Corp.,
4.75%, 2/15/26	50,000	55,924

(Cost $300,671)		322,491

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.,
5.50%, 12/1/24	50,000	55,577
Pitney Bowes, Inc.
4.625%, 3/15/24	10,000	10,640
144A, 6.875%, 3/15/27	12,000	12,840
Xerox Corp.
4.375%, 3/15/23	25,000	26,274
6.75%, 12/15/39	27,000	30,348
Xerox Holdings Corp., 144A,
5.50%, 8/15/28(a)	25,000	26,180

(Cost $156,208)		161,859

Semiconductors - 0.3%
Amkor Technology, Inc., 144A,
6.625%, 9/15/27	15,000	16,211
Entegris, Inc., 144A,
4.375%, 4/15/28	10,000	10,563
Microchip Technology, Inc.,
4.25%, 9/1/25	25,000	26,406
ON Semiconductor Corp., 144A,
3.875%, 9/1/28	15,000	15,694

(Cost $67,940)		68,874

Software - 2.1%
Black Knight InfoServ LLC, 144A,
3.625%, 9/1/28	12,000	12,180
Camelot Finance SA, 144A,
4.50%, 11/1/26	15,000	15,709
CDK Global, Inc., 144A,
5.25%, 5/15/29	25,000	27,180
Clarivate Science Holdings Corp., 144A,
4.875%, 7/1/29	38,000	39,354
Fair Isaac Corp., 144A,
4.00%, 6/15/28	20,000	20,725
J2 Global, Inc., 144A,
4.625%, 10/15/30	15,000	15,922
MSCI, Inc.
144A, 5.375%, 5/15/27	20,000	21,421
144A, 4.00%, 11/15/29	50,000	53,750
144A, 3.625%, 11/1/31	25,000	26,719
Open Text Corp., 144A,
5.875%, 6/1/26	12,000	12,450
Open Text Holdings, Inc., 144A,
4.125%, 2/15/30	30,000	31,698
PTC, Inc., 144A,
3.625%, 2/15/25	25,000	25,687
Rackspace Technology Global, Inc., 144A,
5.375%, 12/1/28(a)	50,000	49,500
SS&C Technologies, Inc., 144A,
5.50%, 9/30/27	50,000	53,031
Twilio, Inc.,
3.875%, 3/15/31	33,000	34,403
Veritas US, Inc. / Veritas Bermuda Ltd., 144A,
7.50%, 9/1/25	70,000	72,813

(Cost $509,142)		512,542

Utilities - 1.3%
Electric - 1.3%
Calpine Corp.
144A, 5.25%, 6/1/26	45,000	46,417
144A, 5.00%, 2/1/31	25,000	25,622
144A, 3.75%, 3/1/31	20,000	19,667
Clearway Energy Operating LLC, 144A,
4.75%, 3/15/28	50,000	53,185
Edison International, Series A, 5.375%, Perpetual(b)	43,000	43,833
NextEra Energy Operating Partners LP, 144A,
4.50%, 9/15/27	50,000	54,087
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A,
4.50%, 8/15/28	20,000	20,875
PG&E Corp.
5.00%, 7/1/28	20,000	19,950
5.25%, 7/1/30	20,000	19,750
Pike Corp., 144A,
5.50%, 9/1/28	10,000	10,188

(Cost $309,554)		313,574

TOTAL CORPORATE BONDS (Cost $23,217,650)		24,281,568

	Number of Shares
SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $432,142)	432,142	432,142

CASH EQUIVALENTS - 2.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $537,176)	537,176	537,176

TOTAL INVESTMENTS - 102.9%
(Cost $24,186,968)		$25,250,886
Other assets and liabilities, net - (2.9%)		(712,482)

NET ASSETS - 100.0%		$24,538,404

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
CORPORATE BONDS — 0.5%
Financial — 0.5%
Deutsche Bank AG, 4.50%, 4/1/25 (c)
81,427	53,675	—	—	367	1,333	—	125,000	135,469
SECURITIES LENDING COLLATERAL — 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
123,494	308,648 (f)	—	—	—	4	—	432,142	432,142
CASH EQUIVALENTS — 2.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
104,701	1,249,673	(817,198)	—	—	23	—	537,176	537,176

309,622	1,611,996	(817,198)	—	367	1,360	—	1,094,318	1,104,787

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $1,099,459, which is 4.5% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $711,595.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(g)	$—	$24,281,568	$—	$24,281,568
Short-Term Investments(g)	969,318	—	—	969,318

TOTAL	$969,318	$24,281,568	$—	$25,250,886

(g)	See Schedule of Investments for additional detailed categorizations.